RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2023
Related party transactions [abstract]
RELATED PARTY TRANSACTIONS

7. RELATED PARTY TRANSACTIONS

The amounts due to related parties are unsecured, payable on demand which consist of the following:

Amounts due to related parties
	December 31, 2023	December 31, 2022
Advances from directors (interest at prime plus 1%)	$—	$40,372
Entities controlled by directors (non-interest-bearing)	82,328	62,828
Due to related parties	$82,328	$103,200

The convertible debentures and accrued interest of $519,589 (December 31, 2022 - $489,589) is owed to the Chief Executive Officer and to a director of the Company (note 9).

During the years ended December 31, the following amounts were charged by related parties.

Amounts charged by related parties
	2023	2022	2021
Interest charged on amounts due to related parties	$1,100	$1,158	$275
Interest on convertible debentures	30,000	30,000	30,000
Rent charged by entities with common directors (note 13)	12,000	12,000	12,000
Office expenses charged by, and other expenses paid on behalf of the Company by a company with common directors (note 13)	15,081	19,272	13,901
Total expenses	$58,181	$62,430	$56,176

The Company, together with Jackpot Digital Inc. (“Jackpot”), a related company with certain common directors, have entered into an office lease agreement, and an office support services agreement (Note 13).